LEASE OBLIGATIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Oct. 02, 2020	Jul. 31, 2021	Jul. 31, 2020	Mar. 31, 2019	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Nov. 30, 2019	Feb. 28, 2019	Nov. 02, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit			$ 47,682			$ 47,682		$ 17,800	$ 5,000
Lab equipment												$ 3,500
ROU asset			282,491			282,491		105,355	22,813			55,777
Operating lease obligation								105,355				$ 55,777
Lease term												36 months
Borrowing rate												4.50%
Operating lease - right of use assets						235,313	$ 117,659	117,659	55,777
Lease expense			9,562	$ 8,826		28,367	25,872	$ 35,117	$ 32,964
Mari Luna [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments		$ 6,500	3,500			3,500						$ 2,900
Security deposit		$ 11,000	5,000			5,000
Operating lease obligation				$ 117,659			$ 117,659
Borrowing rate				4.50%			4.50%
Lease expiration date		Sep. 30, 2021
Miami Lab Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum monthly lease payments										$ 4,400	$ 5,200
Security deposit											$ 6,332
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lab equipment					$ 239,595
Annual interest rate					4.50%
Estimated useful lives of leased equipment					15 years
Basalt Lab Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit	$ 13,600
Lab equipment	340,000
Operating lease obligation			$ 235,313			$ 235,313
Borrowing rate			4.50%			4.50%
Lease expense	$ 6,600					$ 17,953	$ 29,811